Investment Strategy - Center Coast Brookfield Midstream Focus Fund	Sep. 30, 2024
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first paragraph under the heading “Principal Investment Strategies” is hereby deleted and replaced with the following:

“Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and other investments that have economic characteristics similar to such securities (collectively, “Midstream Investments”) (the “80% Policy”). The Fund’s Midstream Investments may include, but are not limited to, investments that have economic characteristics similar to MLPs in the form of common units issued by MLPs, preferred and convertible subordinated units of MLPs, securities that are derivatives of interests in MLPs, including equity securities of “MLP affiliates,” which the Adviser defines as entities issuing MLP I-shares, securities of entities holding primarily general partner or managing member interests in MLPs, MLPs that are taxed as “C” corporations, and other entities that operate like MLPs and have economic characteristics like MLPs but are organized and taxed as “C” corporations or organized as limited liability companies. The Fund may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs that qualify. While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in a focused portfolio of approximately 15 to 40 high quality Midstream Investments that the Adviser believes will have strong risk adjusted returns and stable and growing cash distributions. The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the energy infrastructure industry and the energy industry, and the Fund intends to make the majority of its investments in “midstream” securities. Midstream Investments encompass a wide range of companies engaged in the energy infrastructure industry and include companies engaged in midstream activities, such as the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products and carbon dioxide, as well as other energy infrastructure companies including electrical transmission companies and utilities, and companies engaged in owning, storing and transporting alternative energy sources, such as renewables (e.g., wind, solar, hydrogen, geothermal, biomass). The Fund may invest in securities of Midstream Investments and other issuers that have smaller capitalizations than issuers whose securities are included in major benchmark indices, such as the S&P 500.”

The sixth paragraph under the heading “Principal Investment Strategies” is hereby deleted and replaced with the following:

“The Fund intends to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), rather than a “C” corporation, beginning with the tax year that runs from October 1, 2025 through September 30, 2026, and comply with all RIC-related restrictions including limiting its investments in qualified publicly-traded partnerships to 25% of its total assets, thereby avoiding taxation as a “C” corporation under the Code.”

Strategy Portfolio Concentration [Text]	“Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and other investments that have economic characteristics similar to such securities (collectively, “Midstream Investments”) (the “80% Policy”).